AdvisorDesigns® Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated February 1, 2010,
To Prospectus Dated May 1, 2009

Effective February 1, 2010, the following riders will no longer be available for purchase with the Contract or if applicable, on a Contract Anniversary:

●	Guaranteed Minimum Income Benefit at 3% or 5%

●	Guaranteed Minimum Withdrawal Benefit

●	Extra Credit at 3% or 5%.

Please Retain This Supplement With Your Prospectus For Future Reference